Investments in Investee Entities (Details)	Dec. 31, 2022	Dec. 31, 2021
Enlight - Eshkol Havatzelet L.P. (hereinafter: “Havatzelet”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	89.99%	89.99%
Tlamim Enlight L.P. (hereinafter: “Tlamim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Peirot HaGolan - Enlight L.P. (hereinafter: “Peirot HaGolan”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	51.00%	51.00%
Eshkol Gefen - Barbur - Enlight L.P. (hereinafter: “Barbur”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	51.00%	51.00%
Sde Nehemia - Enlight L.P. (hereinafter: “Sde Nehemia”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	40.85%	40.85%
Enlight Kramim L.P. (hereinafter: “Enlight Kramim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	74.00%
Enlight Beit Shikma L.P. (hereinafter: “Beit Shikma”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Orsol Energy 3 (A.A.) L.P. (hereinafter: “Revivim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.00%	90.00%
Enlight Kidmat Zvi L.P. (Hereinafter: “Kidmat Tzvi”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	74.00%
Enlight - Eshkol Dekel L.P. (hereinafter: “Beit Rimon”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	54.00%	60.00%
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Vjetroelektrana Lukovac d.o.o (hereinafter: “Lukovac”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
EW-K-Wind d.o.o (hereinafter: “EWK”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Megujulohaz kft (hereinafter: “Meg”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Raaba Green kft (hereinafter: “Raaba”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
SOWI Kosovo LLC (hereinafter: “SOWI”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	48.00%	48.00%
Vindpark Malarberget I Norberg AB
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	68.80%	68.80%
Enlight Beit HaShita Solar Energy, L.P. (hereinafter: “Beit HaShita”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	74.00%
Generacion Eolica Castilla La Mancha Sl (hereinafter: “GECAMA”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	72.00%	72.00%
Björnberget Vindkraft AB [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	55.18%	56.20%
Clenera holdings LLC
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.10%	90.10%
Enlight Sde Nitzan LP
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	0.00%
Enlight Ein Habesor LP
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	0.00%
Enlight Maccabi LP
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	0.00%